3. GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working Capital Deficit	$ 7,322,461
Accumulated Deficit	$ 24,152,540	$ 24,315,589